Share-Based Compensation - Activity Related to RSUs Issued to Our Employees and Non-employee Directors (Detail) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of period, Shares	4,735,442	5,952,331	5,220,692
Granted, Shares	161,290	1,466,523	2,799,836
Vested, Shares	(977,573)	(2,586,060)	(1,331,943)
Forfeited, Shares	(225,403)	(97,352)	(736,254)
Non-vested at end of period, Shares	3,693,756	4,735,442	5,952,331
Non-vested at beginning of period, Weighted Average Grant Date Fair Value	$ 5.73	$ 3.25	$ 1.20
Granted, Weighted Average Grant Date Fair Value	$ 9.92	$ 7.68	$ 5.76
Vested, Weighted Average Grant Date Fair Value	$ 3.46	$ 1.22	$ 1.20
Forfeited, Weighted Average Grant Date Fair Value	$ 6.96	$ 6.14	$ 1.99
Non-vested at end of period, Weighted Average Grant Date Fair Value	$ 6.49	$ 5.73	$ 3.25